Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Property, Plant and Equipment [Table Text Block]
Depreciation and amortization is computed using the straight-line method and half-year convention over the estimated useful lives of the assets as follows:

Equipment	3 years
Furniture and fixtures	5 - 10 years
Software	3 years
Leasehold improvements	3 years

Depreciation and amortization is computed using the straight-line method and half-year convention over the estimated useful lives of the assets as follows:

Equipment	3 years
Furniture and fixtures	5 - 10 years
Software	3 years
Leasehold improvements	3 years
Property and equipment consists of the following:

	December 31, 2012	December 31, 2011
Furniture and fixtures	$153,521	$144,512
Office equipment	23,400	23,400
Computer equipment	110,568	111,339
Computer software	—	12,292
Leasehold improvements	—	35,950
Total	287,489	327,493
Less accumulated depreciation and amortization	(173,732)	(175,059)
Property and equipment, net	$113,757	$152,434

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Company used the following assumptions for options granted under the 2011 Equity Incentive Plans during the three and six months ended June 30, 2013 and 2012:

	Three Months Ended		Six Months Ended
2011 Equity Incentive Plan Assumptions	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Expected term	6 years	5 years	9 years	5 years
Weighted average volatility	51.84%	54.93%	52.45%	54.93%
Weighted average risk free interest rate	0.91%	0.76%	1.60%	0.76%
Expected dividends	—	—	—	—

The Company used the following assumptions for options granted under the 2007 and the 2011 Equity Incentive Plans during the twelve months ended December 31, 2012 and 2011:

	Twelve Months Ended
2007 Equity Incentive Plan Assumptions	December 31, 2012	December 31, 2011
Expected term	n/a	5 years
Weighted average volatility	n/a	54.96%
Weighted average risk free interest rate	n/a	2.36%
Expected dividends	n/a	—

	Twelve Months Ended
2011 Equity Incentive Plan Assumptions	December 31, 2012	December 31, 2011
Expected term	5 years	5 years
Weighted average volatility	54.89%	55.05%
Weighted average risk free interest rate	0.75%	1.84%
Expected dividends	—	—